8. Deposits	12 Months Ended
Dec. 31, 2017
Maturities of Time Deposits [Abstract]
Note 8. Deposits

The following is a maturity distribution of time deposits at December 31, 2017:

2018	$71,257,675
2019	19,422,194
2020	8,639,592
2021	11,160,503
2022	9,367,629
Total time certificates of deposit	$119,847,593

Total deposits in excess of the Federal Deposit Insurance Corporation (FDIC) insurance level amounted to $173,000,181 as of December 31, 2017.